OTHER ASSETS	12 Months Ended
Dec. 31, 2022
OTHER ASSETS
OTHER ASSETS

11)  OTHER ASSETS

	12.31.22	12.31.21
Related-party receivables (Note 29) (1)	434,229	666,288
Sale of real estate and other receivables	141,480	230,486
Advances to employees and suppliers	120,914	79,850
Subscription bonus (note 2.d)	56,409	60,192
Surplus from post-employment benefit plans (Note 31) (2)	4,161	95,151
Other amounts receivable	56,316	31,050
Total	813,509	1,163,017

Current	487,201	623,088
Non-current	326,308	539,929
(1)	On December 31, 2022 and 2021, includes R$355,705 and R$559,499, respectively, referring to the sale of FiBrasil, CloudCo Brasil and IoTCo Brasil, which took place in 2021 (Note 2.d).
(2)	On December 31, 2021, include R$90,538, referring to the distribution of the PBS-A surplus.